Share-based payments - Disclosure of reconciliation of BCEs (Details) - shares							12 Months Ended	118 Months Ended
	May 14, 2018	Mar. 15, 2018	Nov. 20, 2017	Jan. 23, 2017	Nov. 07, 2016	Mar. 11, 2014	Dec. 31, 2023	Dec. 31, 2023
Total BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								534,386
Number of instruments outstanding, beginning balance (in shares)							424,093
Number of instruments lapsed (in shares)							(37,500)
Number of instruments exercised (in shares)							(1,184)
Number of instruments outstanding, ending balance (in shares)							385,409	385,409
Number of instruments exercisable (in shares)							267,504	267,504
Maximum number of shares to be issued if all conditions are met (in shares)							385,409	385,409
BCE-2014-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						2,750
Number of instruments outstanding, beginning balance (in shares)							1,000
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							(1,000)
Number of instruments outstanding, ending balance (in shares)							0	0
Number of instruments exercisable (in shares)							0	0
Maximum number of shares to be issued if all conditions are met (in shares)							0	0
BCE-2014-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						984
Number of instruments outstanding, beginning balance (in shares)							184
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							(184)
Number of instruments outstanding, ending balance (in shares)							0	0
Number of instruments exercisable (in shares)							0	0
Maximum number of shares to be issued if all conditions are met (in shares)							0	0
BCE-2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					84,000
Number of instruments outstanding, beginning balance (in shares)							22,495
Number of instruments lapsed (in shares)
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							22,495	22,495
Number of instruments exercisable (in shares)							22,495	22,495
Maximum number of shares to be issued if all conditions are met (in shares)							22,495	22,495
BCE-2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				67,374
Number of instruments outstanding, beginning balance (in shares)							67,000
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							67,000	67,000
Number of instruments exercisable (in shares)							41,735	41,735
Maximum number of shares to be issued if all conditions are met (in shares)							67,000	67,000
BCE-2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			150,000
Number of instruments outstanding, beginning balance (in shares)							150,000
Number of instruments lapsed (in shares)							(37,500)
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							112,500	112,500
Number of instruments exercisable (in shares)							112,500	112,500
Maximum number of shares to be issued if all conditions are met (in shares)							112,500	112,500
BCE-2017-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			67,374
Number of instruments outstanding, beginning balance (in shares)							67,373
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							67,373	67,373
Number of instruments exercisable (in shares)							33,686	33,686
Maximum number of shares to be issued if all conditions are met (in shares)							67,373	67,373
BCE-2017-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			67,374
Number of instruments outstanding, beginning balance (in shares)							64,374
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							64,374	64,374
Number of instruments exercisable (in shares)							30,686	30,686
Maximum number of shares to be issued if all conditions are met (in shares)							64,374	64,374
BCE-2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		22,000
Number of instruments outstanding, beginning balance (in shares)							11,980
Number of instruments lapsed (in shares)
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							11,980	11,980
Number of instruments exercisable (in shares)							11,980	11,980
Maximum number of shares to be issued if all conditions are met (in shares)							11,980	11,980
BCE 2018-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	33,687
Number of instruments outstanding, beginning balance (in shares)							16,844
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							16,844	16,844
Number of instruments exercisable (in shares)							0	0
Maximum number of shares to be issued if all conditions are met (in shares)							16,844	16,844
BCE-2018-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	16,843
Number of instruments outstanding, beginning balance (in shares)							16,843
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							16,843	16,843
Number of instruments exercisable (in shares)							8,422	8,422
Maximum number of shares to be issued if all conditions are met (in shares)							16,843	16,843
BCE-2018-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	22,000
Number of instruments outstanding, beginning balance (in shares)							6,000
Number of instruments lapsed (in shares)
Number of instruments exercised (in shares)
Number of instruments outstanding, ending balance (in shares)							6,000	6,000
Number of instruments exercisable (in shares)							6,000	6,000
Maximum number of shares to be issued if all conditions are met (in shares)							6,000	6,000